Note 5 - Accumulated Other Comprehensive Loss (Details) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Tax effect		$ (723,000)	$ (694,000)
Total reclassification for the period		1,271,000	1,242,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sale of available for sale securities	[1]	(75,000)	0
Tax effect	[1]	25,000	0
Total reclassification for the period	[1]	$ (50,000)	$ 0

[1]	Amounts in parentheses indicate debits.